Share-Based Compensation - changes in stock options granted under the plans (Details)		12 Months Ended
	Dec. 01, 2017 Option	Dec. 31, 2019 Option $ / shares	Dec. 31, 2018 USD ($) Option CAD ($) $ / shares	Dec. 31, 2017 USD ($) Option CAD ($) $ / shares
Share-Based Compensation
Number of options, Outstanding			40,000
Number of options, granted	535,000		20,000	535,000
Number of options, Outstanding				40,000
2017 Plan
Share-Based Compensation
Number of options, Outstanding		450,000	575,000	0
Number of options, Forfeited		(4,000)	(125,000)
Number of options, Cancelled			(20,000)
Number of options, Exercised		(20,000)
Number of options, Exchanged under the Arrangement				40,000
Number of options, granted			20,000	535,000
Number of options, Outstanding		426,000	450,000	575,000
Number of options, exercisable		426,000
Options available for granting in future periods		129,403
Weighted average exercise price per share, outstanding | $ / shares		$ 8.76	$ 10.94	$ 0.00
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares		8.76	$ 13.77
Weighted average exercise price per share, Cancelled | $			$ 40.05
Weighted average exercise price per share, Exchanged under the Arrangement | $				$ 40.05
Weighted average exercise price per share, Exercised | $ / shares		8.76
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares			$ 8.76	$ 8.76
Weighted average exercise price per share, outstanding | $ / shares		8.76	$ 8.76	$ 10.94
Weighted average exercise price per share, options exercisable | $ / shares		$ 8.76
2008 Plan
Share-Based Compensation
Number of options, Outstanding		0	0	40,000
Number of options, Forfeited		0	0
Number of options, Cancelled			0
Number of options, Exercised		0
Number of options, Exchanged under the Arrangement				(40,000)
Number of options, granted			0	0
Number of options, Outstanding		0	0	0
Number of options, exercisable		0
Options available for granting in future periods		0
Weighted average exercise price per share, outstanding | $ / shares		$ 0.00	$ 0.00	$ 40.05
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares		$ 0.00	$ 0.00
Weighted average exercise price per share, Cancelled | $			$ 0.00
Weighted average exercise price per share, Exchanged under the Arrangement | $				$ 40.05
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares			$ 0.00	$ 0.00
Weighted average exercise price per share, outstanding | $ / shares			$ 0.00	$ 0.00